Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 48,610,000	$ 6,805,000	$ 0
Total assets	347,773,000	303,887,000
Current liabilities:
Warrants liability	21,924,000	0
Total liabilities	256,267,000	232,927,000
Commitments and Contingencies:
Stockholders’ equity
Preferred stock; $0.0001 par value; 10,000,000 shares authorized as of March 31, 2022; none issued and outstanding	0	0
Additional paid-in capital	28,681,000	0
Accumulated deficit	(15,763,000)	0
Total liabilities and equity	347,773,000	303,887,000
Common Class A [Member]
Stockholders’ equity
Common stock	1,000	0
Common Class B [Member]
Stockholders’ equity
Common stock	$ 4,000	0
Predecessor [Member]
Current assets:
Cash		114,626	1,122,194
Assets held in Trust		138,760,121	138,716,226
Prepaid expenses		239,660	403,186
Total assets		139,114,407	140,241,606
Current liabilities:
Accounts payable and accrued expenses		1,174,980	153,928
Note payable to Sponsor		1,000,000	0
Deferred underwriting fee payable		4,759,615	4,759,615
Total current liabilities		6,934,595	4,913,543
Warrants liability		11,908,671	18,003,841
Total liabilities		18,843,266	22,917,384
Stockholders’ equity
Preferred stock; $0.0001 par value; 10,000,000 shares authorized as of March 31, 2022; none issued and outstanding		0	0
Additional paid-in capital		0	0
Accumulated deficit		(18,437,959)	(21,384,878)
Total Stockholders' Equity		(18,437,619)	(21,384,538)
Total liabilities and equity		139,114,407	140,241,606
Predecessor [Member] | Common Class A [Member]
Current liabilities:
Class A common stock, $0.0001 par value; 13,598,898 shares subject to possible redemption at $10.20 per share		138,708,760	138,708,760
Stockholders’ equity
Common stock		0	0
Predecessor [Member] | Common Class B [Member]
Stockholders’ equity
Common stock		$ 340	$ 340